Provision for decommissioning costs (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Provision For Decommissioning Costs
Opening balance	$ 23,202	$ 18,600
Adjustment to provision	74	19
Transfers related to liabilities held for sale	(332)
Use of provisions	(694)	(458)
Interest accrued	516	414
Others	15	(8)
Translation adjustment	(2,967)	1,536
Closing balance	$ 19,814	$ 20,103